SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Disclosure of non-controlling interests [text block]
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2019:

	TSX	NYSE	Nasdaq
BPY	BPY.UN	N/A	BPY
BEP	BEP.UN	BEP	N/A
BIP	BIP.UN	BIP	N/A
BBU	BBU.UN	BBU	N/A

The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2019	2018
BPY	$29,165	$31,580
BEP	13,321	12,457
BIP	20,036	12,752
BBU	8,664	4,477
Individually immaterial subsidiaries with non-controlling interests	10,647	6,069
	$81,833	$67,335

Schedule of interests in subsidiaries
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2019	2018
Brookfield Property Partners L.P. (“BPY”)	Bermuda	44.8%	46.2%
Brookfield Renewable Partners L.P. (“BEP”)	Bermuda	39.5%	39.5%
Brookfield Infrastructure Partners L.P. (“BIP”)	Bermuda	70.4%	70.5%
Brookfield Business Partners L.P. (“BBU”)	Bermuda	37.3%	32.0%

1.
Control and associated voting rights of the limited partnerships (BPY, BEP, BIP and BBU) resides with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.

2.
The company’s ownership interest in BPY, BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BPY, BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.

The following tables contain summarized financial information of the Corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$104	$148	$—	$105	$73,310	$(5,841)	$67,826
Net income attributable to shareholders	2,807	40	—	85	3,493	(3,618)	2,807
Total assets	70,976	5,389	—	3,520	331,698	(87,614)	323,969
Total liabilities	35,963	3,994	—	2,239	195,586	(30,659)	207,123

AS AT AND FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation Other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$810	$43	$53	$163	$62,984	$(7,282)	$56,771
Net income attributable to shareholders	3,584	(46)	(1)	145	4,506	(4,604)	3,584
Total assets	59,105	4,330	13	3,296	271,534	(81,997)	256,281
Total liabilities	29,290	2,909	6	2,198	154,458	(29,730)	159,131

1.	This column accounts for investments in all subsidiaries of the Corporation under the equity method.

2.	This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL and BIC on a combined basis.

3.	This column includes the necessary amounts to present the company on a consolidated basis.

Summarized financial information of subsidiaries [Table Text Block]
Summarized financial information with respect to the company’s subsidiaries with significant non-controlling interests is set out below. The summarized financial information represents amounts before intra-group eliminations:

	BPY		BEP		BIP		BBU
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Current assets	$3,289	$7,114	$1,474	$1,961	$5,841	$2,276	$12,795	$9,781
Non-current assets	108,354	115,406	34,217	32,142	50,467	34,304	38,956	17,537
Current liabilities	(12,466)	(10,306)	(1,678)	(1,689)	(5,439)	(2,417)	(11,024)	(9,016)
Non-current liabilities	(54,242)	(65,474)	(15,882)	(15,208)	(28,692)	(19,495)	(29,674)	(11,808)
Non-controlling interests	(29,165)	(31,580)	(13,321)	(12,457)	(20,036)	(12,752)	(8,664)	(4,477)
Equity attributable to Brookfield	$15,770	$15,160	$4,810	$4,749	$2,141	$1,916	$2,389	$2,017

Revenues	$8,203	$7,239	$2,980	$2,982	$6,597	$4,652	$43,032	$37,168
Net income (loss) attributable to:
Non-controlling interests	$2,091	$2,356	$348	$401	$636	$724	$353	$1,106
Shareholders	1,066	1,298	(75)	2	14	82	81	97
	$3,157	$3,654	$273	$403	$650	$806	$434	$1,203
Other comprehensive income (loss) attributable to:
Non-controlling interests	$234	$(122)	$1,179	$2,292	$486	$(859)	$(159)	$(292)
Shareholders	89	(294)	546	972	104	(86)	(39)	(96)
	$323	$(416)	$1,725	$3,264	$590	$(945)	$(198)	$(388)

The summarized cash flows of the company’s subsidiaries with material non-controlling interests are as follows:

	BPY		BEP		BIP		BBU
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018	2019	2018	2019	2018	2019	2018
Cash flows from (used in):
Operating activities	$624	$1,357	$1,212	$1,103	$2,143	$1,362	$2,163	$1,341
Financing activities	(892)	8,873	(1,010)	(1,080)	9,542	4,418	15,925	3,561
Investing activities	(1,611)	(8,406)	(251)	(624)	(11,372)	(5,564)	(17,939)	(3,999)
Distributions paid to non-controlling interests in common equity	$576	$427	$254	$244	$628	$558	$13	$11